Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Aug. 29, 2019
06.30 North Carolina Capital Management Trust Combo PRO-09 | Government Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement to the The North Carolina Capital Management Trust: Government Portfolio and Term Portfolio August 29, 2019 Prospectus
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
06.30 North Carolina Capital Management Trust Combo PRO-09 | Government Portfolio | Government Portfolio (NCCMT)-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	rr_ManagementFeesOverAssets	0.16%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.23%	[1]

[1]	In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Government Portfolio and/or the fund’s distributor may waive all or a portion of the 12b-1 fees of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Government Portfolio will be able to avoid a negative yield.